Offerings - Offering: 1	Nov. 25, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note
(1)
An indeterminate agg
rega
te initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Oceaneering International, Inc. (the “Registrant”) at indeterminate prices. This registration statement also covers an indeterminate amount of securities that may be issued upon exercise, conversion, redemption, settlement or exchange, as the case may be, of the preferred stock, rights, debt securities, warrants, depositary shares, purchase contracts, purchase units, or units registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion, redemption, settlement or exchange, as the case may be, of other securities. No separate consideration will be received for any securities registered hereunder that are issued upon exercise
, conversion, redemption, settlement or exchange, as the case may be, of the preferred stock, rights, debt securities, warrants, depositary shares, purchase contracts, purchase units, or units registered hereunder.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.